Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	$ 221,586,475	$ 224,933,089
Balance, End of Year	206,734,543	221,586,475
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	1,001,141,427	962,542,986
Adjustment on initial application of new standards	(2,620)
Additions	6,556,604	7,276,801
Disposal or write off	(14,896,737)	(20,372,754)
Reclassification, effect of change in exchange rate and others	13,173,497	51,694,394
Balance, End of Year	1,005,972,171	1,001,141,427
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	785,955,661	764,877,366
Adjustment on initial application of new standards	(855)
Additions	37,119,138	34,085,924
Disposal or write off	(14,837,239)	(16,358,967)
Reclassification, effect of change in exchange rate and others	(4,126,719)	3,351,338
Balance, End of Year	804,109,986	785,955,661
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	8,859,323	9,008,659
Additions		0
Disposal or write off		(161,728)
Reclassification, effect of change in exchange rate and others	(675)	12,392
Balance, End of Year	8,858,648	8,859,323
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	121,219,360	124,010,869
Additions	325,184	53,706
Disposal or write off	(9,075)	(5,271,527)
Reclassification, effect of change in exchange rate and others	(1,838,220)	2,426,312
Balance, End of Year	119,697,249	121,219,360
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	36,031,326	33,825,375
Additions	4,195,265	3,097,807
Disposal or write off	(9,021)	(1,754,678)
Reclassification, effect of change in exchange rate and others	(1,046,822)	862,822
Balance, End of Year	39,170,748	36,031,326
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	835,933,620	800,164,310
Additions	1,320,958	2,145,769
Disposal or write off	(9,123,165)	(13,164,282)
Reclassification, effect of change in exchange rate and others	13,450,424	46,787,823
Balance, End of Year	841,581,837	835,933,620
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	721,833,348	707,334,411
Additions	27,348,497	25,620,993
Disposal or write off	(9,080,856)	(12,828,449)
Reclassification, effect of change in exchange rate and others	(2,808,161)	1,706,393
Balance, End of Year	737,292,828	721,833,348
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	35,129,124	29,359,148
Adjustment on initial application of new standards	(2,620)
Additions	4,910,462	5,077,326
Disposal or write off	(5,764,497)	(1,775,217)
Reclassification, effect of change in exchange rate and others	1,561,968	2,467,867
Balance, End of Year	35,834,437	35,129,124
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	28,090,987	23,717,580
Adjustment on initial application of new standards	(855)
Additions	5,575,376	5,367,124
Disposal or write off	(5,747,362)	(1,775,840)
Reclassification, effect of change in exchange rate and others	(271,736)	782,123
Balance, End of Year	27,646,410	28,090,987
Prepayments for purchase of land and equipment, and construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning of Year	6,400,709	27,267,469
Additions	18,469,787	26,228,260
Disposal or write off	(4,837)	0
Reclassification, effect of change in exchange rate and others	(19,993,301)	(47,095,020)
Balance, End of Year	$ 4,872,358	$ 6,400,709